Note 1 - Organization and Summary of Significant Accounting Policies: Basis of Presentation (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Basis of Presentation

The Company’s fiscal year-end is August 31.

Basis of consolidation – Not applicable.

Basic of presentation – Our accounting and reporting policies conform to U.S. generally accepted accounting principles applicable to development stage enterprises.